--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

[Photo of Bruce H. Alston, CFA, Director of Fixed Income; Stephen E. Grant, Senior Portfolio Manager and SAM Team Leader; and Philip J. Orlando, CFA, Chief Financial Officer]

Objective: High total investment return consistent with reasonable risk

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at December 31, 2000: $1,489,961,976

Q: How did the Value Line Strategic Asset Management Trust perform in 2000?

A: We were pleased that the Trust managed a small positive return in a very difficult year. Its total return was 1.95%,(1) which compared with a total return of -9.10% for the S&P 500 Index(2) and a total return of 12.0% for the Lehman Government/Corporate Bond Index.(3)

      Since its inception more than 13 years ago, in an era characterized by rising stock prices, the Trust has returned more than the S&P 500 Index, even while maintaining a reduced risk profile through its significant holdings of bonds and cash. Among its peer group, the flexible variable annuity underlying funds tracked by Lipper Analytical Services,(4) the Trust ranks 28th out of 84 funds for the year ending December 31, 2000; second out of 67 funds for five years, and third out of 45 funds for ten years.

Q: What factors affected performance last year?

A: Stock selection was a plus; asset allocation was something of a minus.

      As in the past, the Trust benefited from good stock selection, and the stock portion of the portfolio did better than the S&P 500 Index. We stick with companies showing strong earnings momentum and strong stock price momentum, relative to other companies. To help in this, the Trust relies on the Value Line Timeliness Ranking System, which has a 35-year history of success. We maintain a very diversified portfolio of stocks, which limits volatility and risk.

      The Trust's bond holdings were a plus for the year, but we should have kept more assets in bonds. We began the year with 39% of assets in bonds, and finished with only 13% of assets in bonds. Given a very strong year for bonds, and a weak one for stocks, the Trust would have benefited from larger bond holdings. To determine asset allocation, we rely on Value Line's proprietary stock and bond models, which examine a number of economic and financial variables. During 2000, as stock prices fell and bond prices rose (bond yields fell), our models told us to move assets out of bonds and into stocks. The Trust's stock holdings began the year at an underweighted 44% of assets, and finished 2000 at about 70% of assets.

================================================================================
      "We stick with companies showing strong earnings momentum and strong stock price momentum, relative to other companies. . . . We maintain a very diversified portfolio of stocks, which limits volatility and risk.
================================================================================

Q: What are the prospects for 2001?

A: As we entered the new year, our models were targeting an asset allocation of 90% stocks, 5% bonds, and 5% cash. In this volatile environment for stocks, we have been gradually moving toward this target, taking advantage of stock market declines to add to stock holdings.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investment, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Government/Corporate Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Government/Corporate Bond Index is not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all Fund expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(1)
                      FOR PERIODS ENDED DECEMBER 31, 2000
================================================================================
1 Year ..............................................................      1.95%
5 Years .............................................................     16.70%
10 Years ............................................................     17.18%
Since Inception .....................................................     15.04%
--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investment, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Portfolio Composition
                               by Economic Sector
                            as of December 31, 2000

Cash & Equivalents           16.10%

Fixed Income                 13.36%

Equity                       70.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Top Ten Holdings as of
                               December 31, 2000

                                                           Percentage of
       Company                                               Portfolio
--------------------------------------------------------------------------------
    1. General Electric Co.                                    1.88%
--------------------------------------------------------------------------------
    2. Enron Corp.                                             1.57%
--------------------------------------------------------------------------------
    3. Allergan Inc.                                           1.39%
--------------------------------------------------------------------------------
    4. Millennium Pharmaceuticals Inc.                         1.37%
--------------------------------------------------------------------------------
    5. Mercury Interactive Corp.                               1.25%
--------------------------------------------------------------------------------
    6. Wal Mart Stores Inc.                                    1.24%
--------------------------------------------------------------------------------
    7. Waters Corp.                                            1.17%
--------------------------------------------------------------------------------
    8. AES Corp.                                               1.16%
--------------------------------------------------------------------------------
    9. Paychex Inc.                                            1.03%
--------------------------------------------------------------------------------
   10. Siebel Systems Inc.                                     1.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Growth of a Hypothetical $10,000 Investment

   [The following table was depcited as a line chart in the printed material.]

                       Value Line           Lehman Brothers
                     Strategic Asset     Government/Corporate      S&P 500
                     Management Trust         Bond Index            Index
                     ----------------    --------------------       -----

  12/31/87                9476.4               10584                 7753
        88              10452.94               11386.27              9036
        89              13123.79               13007.67             11892
        90              13104.45               14084.71             11529
        91              18783.56               16356.57             15042
        92              21611.17               17596.4              16189
        93              24173.59               19537.28             17820
        94              22994.04               18851.52             18056
        95              29555.73               22478.56             24841
        96              34246.15               23130.43             30545
        97              39607.68               25387.96             40735
        98              50481.79               27792.2              52377
        99              62757.32               27194.67             63397
12/31/2000              63981.67               30417.24             57622

To give you a comparison, the chart above shows the performance of a $10,000 investment made in the Value Line Strategic Asset Management Trust, the S&P 500 Index and in the Lehman Brothers Government/Corporate Bond Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


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

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                                                                              31

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2000

--------------------------------------------------------------------------------
Common Stocks -- 70.5%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

Advertising -- 1.0%
       177,000    Omnicom Group, Inc.                            $    14,668,875
        16,000    TMP Worldwide, Inc.*                                   880,000
                                                                 ---------------
                                                                      15,548,875
--------------------------------------------------------------------------------
Aerospace/Defense -- 1.9%
       139,000    Boeing Co.                                           9,174,000
       201,000    General Dynamics Corp.                              15,678,000
        88,000    Precision Castparts Corp.                            3,701,500
                                                                 ---------------
                                                                      28,553,500
--------------------------------------------------------------------------------
Air Transport -- 0.3%
       150,000    Southwest Airlines Co.                               5,029,500
--------------------------------------------------------------------------------
Bank -- 1.4%
        40,000    BB&T Corp.                                           1,492,500
        70,000    Mellon Financial Corp.                               3,443,125
        74,000    PNC Financial Services Group, Inc.                   5,406,625
        36,000    State Street Corp.                                   4,471,560
       105,000    Wells Fargo & Co.                                    5,847,187
                                                                 ---------------
                                                                      20,660,997
--------------------------------------------------------------------------------
Bank-Midwest -- 1.2%
       102,000    Fifth Third Bancorp                                  6,094,500
        70,000    Northern Trust Corp.                                 5,709,375
        25,000    Old Kent Financial Corp.                             1,093,750
       100,000    TCF Financial Corp.                                  4,456,250
                                                                 ---------------
                                                                      17,353,875
--------------------------------------------------------------------------------
Beverage-Alcoholic -- 0.3%
        62,000    Coors (Adolph) Co. Class "B"                         4,979,375
--------------------------------------------------------------------------------
Beverage-Soft Drink -- 0.7%
       207,000    PepsiCo, Inc.                                       10,259,438
--------------------------------------------------------------------------------
Cable TV -- 0.6%
       100,000    Comcast Corp. Class "A"*                             4,175,000
       202,000    EchoStar Communications Corp.
                    Class "A"*                                         4,595,500
                                                                 ---------------
                                                                       8,770,500
--------------------------------------------------------------------------------
Chemical-Diversified -- 0.7%
        43,000    Millipore Corp.                                      2,709,000
        60,000    Minnesota Mining & Manufacturing Co.                 7,230,000
                                                                 ---------------
                                                                       9,939,000
--------------------------------------------------------------------------------
Computer & Peripherals -- 2.0%
        28,000    Avocent Corp.*                                         756,000
        90,000    Cabletron Systems, Inc.*                             1,355,625
       360,844    Cisco Systems, Inc.*                                13,802,283
       106,000    EMC Corp.*                                           7,049,000
       140,000    Silicon Storage Technology, Inc.*                    1,653,750
       168,000    Sun Microsystems, Inc.*                              4,683,000
                                                                 ---------------
                                                                      29,299,658
--------------------------------------------------------------------------------
Computer Software & Services -- 7.2%
        64,000    Actuate Corp.*                                       1,224,000
        80,000    Acxiom Corp.*                                        3,115,000
        90,000    Adobe Systems, Inc.                                  5,236,875
        86,000    Advanced Digital Information Corp.*                  1,978,000
        76,000    Affiliated Computer Services, Inc.
                    Class "A"*                                         4,612,250
        30,000    BEA Systems, Inc.*                                   2,019,375
        93,000    Bisys Group, Inc.*                                   4,847,625
        24,000    Check Point Software Technologies Ltd.*              3,205,500
        27,000    Comverse Technology, Inc.*                           2,932,875
        35,000    DST Systems, Inc.*                                   2,345,000
        72,000    Fiserv, Inc.*                                        3,415,500
        40,000    Henry (Jack) & Associates, Inc.                      2,485,000
        40,000    Intuit Inc.*                                         1,577,500
        22,000    IONA Technologies PLC (ADR)*                         1,474,000
        67,000    Manhattan Associates, Inc.*                          2,855,875
       206,000    Mercury Interactive Corp.*                          18,591,500
        28,000    Micromuse, Inc.*                                     1,690,063
       316,250    Paychex, Inc.                                       15,377,656
        97,000    PeopleSoft, Inc.*                                    3,607,187
        62,000    Rational software Corp.*                             2,414,125
       226,000    Siebel Systems, Inc.*                               15,283,250
        88,000    SunGard Data Systems Inc.*                           4,147,000
        26,000    Veritas Software Corp.*                              2,275,000
                                                                 ---------------
                                                                     106,710,156
--------------------------------------------------------------------------------
Diversified Companies -- 1.8%
        45,000    Danaher Corp.                                        3,076,875
        60,200    Hillenbrand Industries, Inc.                         3,100,300
        28,000    Textron, Inc.                                        1,302,000
       238,000    Tyco International Ltd.                             13,209,000
        80,000    United Technologies Corp.                            6,290,000
                                                                 ---------------
                                                                      26,978,175
--------------------------------------------------------------------------------
Drug -- 6.1%
        38,000    Albany Molecular Research, Inc.*                     2,341,750
        48,000    Aviron*                                              3,207,000
       318,000    Biovail Corporation International*                  12,351,120
        82,000    Elan Corp. PLC (ADR)*                                3,838,625
       105,000    Forest Laboratories, Inc.*                          13,951,875
        54,000    Genzyme Corp.-General Division*                      4,856,625
        30,000    Human Genome Sciences, Inc.*                         2,079,375
        30,000    Immunex Corp.*                                       1,218,750
        84,000    Ivax Corp.*                                          3,217,200
       106,000    King Pharmaceuticals, Inc.*                          5,478,875
        54,000    Medicis Pharmaceutical Corp. Class "A"*              3,192,750
       125,000    Merck & Co., Inc.                                   11,703,125
       330,000    Millennium Pharmaceuticals, Inc. *                  20,418,750
        40,000    Titan Pharmaceuticals, Inc.*                         1,414,800
        33,000    Vertex Pharmaceuticals Inc.*                         2,359,500
                                                                 ---------------
                                                                      91,630,120
--------------------------------------------------------------------------------
Drugstore -- 0.5%
       130,000    CVS Corp.                                            7,791,875
        10,000    Walgreen Co.                                           418,125
                                                                 ---------------
                                                                       8,210,000
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------

Electric Utility-Central -- 1.6%
       306,000    AES Corp. (The)*                               $    16,944,750
        78,000    Reliant Energy, Inc.                                 3,378,375
       106,000    UtiliCorp United Inc.                                3,286,000
                                                                 ---------------
                                                                      23,609,125
--------------------------------------------------------------------------------
Electric Utility-East -- 2.0%
        93,300    Allegheny Energy, Inc.                               4,495,894
        53,000    Duke Energy Corp.                                    4,518,250
        72,000    Exelon Corp.                                         5,055,120
       114,000    PPL Corp.                                            5,151,375
       200,000    Southern Co.(The)                                    6,650,000
       130,000    TECO Energy, Inc.                                    4,208,750
                                                                 ---------------
                                                                      30,079,389
--------------------------------------------------------------------------------
Electric Utility-West -- 0.5%
       176,000    Calpine Corp.*                                       7,931,000
--------------------------------------------------------------------------------
Electrical Equipment -- 2.3%
        36,000    AVX Corp.                                              589,500
        50,000    Brooks Automation, Inc.*                             1,403,125
        61,000    C&D Technologies, Inc.                               2,634,438
       585,000    General Electric Co.                                28,043,437
        48,000    Power-One, Inc.*                                     1,887,000
                                                                 ---------------
                                                                      34,557,500
--------------------------------------------------------------------------------
Electronics -- 1.8%
        22,000    Exar Corp.*                                            681,656
       162,000    Gemstar-TV Guide International, Inc.*                7,472,250
       100,000    JDS Uniphase Corp.*                                  4,168,750
       341,687    Symbol Technologies, Inc.                           12,300,732
        53,000    Titan Corp.*                                           861,250
        78,000    Vishay Intertechnology, Inc.*                        1,179,750
                                                                 ---------------
                                                                      26,664,388
--------------------------------------------------------------------------------
Entertainment -- 1.0%
             1    Clear Channel Communications, Inc.*                         48
        75,000    Time Warner, Inc.                                    3,918,000
        66,000    Univision Communications, Inc.
                    Class "A"*                                         2,701,875
       180,000    Viacom, Inc. Class "B"*                              8,415,000
                                                                 ---------------
                                                                      15,034,923
--------------------------------------------------------------------------------
Environmental -- 0.3%
       178,000    Waste Management, Inc.                               4,939,500
--------------------------------------------------------------------------------
Financial Services-Diversified -- 4.5%
       140,000    American Express Co.                                 7,691,250
       111,000    American International Group, Inc.                  10,940,438
       250,666    Citigroup, Inc.                                     12,799,633
        95,000    Concord EFS, Inc.*                                   4,174,062
        59,000    Countrywide Credit Industries, Inc.                  2,964,750
       167,000    Fannie Mae                                          14,487,250
       199,000    Freddie Mac                                         13,706,125
                                                                 ---------------
                                                                      66,763,508
--------------------------------------------------------------------------------
Food Processing -- 0.4%
        54,000    Quaker Oats Company (The)                            5,258,250
--------------------------------------------------------------------------------
Food Wholesalers -- 0.4%
       186,000    SYSCO Corp.                                          5,580,000
--------------------------------------------------------------------------------
Foreign Telecommunication -- 0.8%
       150,000    Nokia Corp. (ADR)                                    6,525,000
       182,000    Nortel Networks Corp.                                5,835,375
                                                                 ---------------
                                                                      12,360,375
--------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.2%
        90,000    Ethan Allen Interiors, Inc.                          3,015,000
--------------------------------------------------------------------------------
Grocery -- 0.3%
       160,000    Kroger Co.*                                          4,330,000
--------------------------------------------------------------------------------
Heathcare Information Systems -- 0.4%
        84,000    Cerner Corp.*                                        3,885,000
        90,000    IMS Health, Inc.                                     2,430,000
                                                                 ---------------
                                                                       6,315,000
--------------------------------------------------------------------------------
Homebuilding -- 0.1%
        20,000    Centex Corp.                                           751,250
        20,000    Lennar Corp.                                           725,000
                                                                 ---------------
                                                                       1,476,250
--------------------------------------------------------------------------------
Hotel/Gaming -- 0.3%
        88,000    International Game Technology*                       4,224,000
--------------------------------------------------------------------------------
Industrial Services -- 0.5%
        32,000    Celestica, Inc.*                                     1,736,000
        25,000    Professional Detailing, Inc.*                        2,644,141
       140,000    Robert Half International, Inc.*                     3,710,000
                                                                 ---------------
                                                                       8,090,141
--------------------------------------------------------------------------------
Insurance-Life -- 0.4%
        66,000    AFLAC, Inc.                                          4,764,375
        31,000    Nationwide Financial Services, Inc.
                    Class "A"                                          1,472,500
                                                                 ---------------
                                                                       6,236,875
--------------------------------------------------------------------------------
Insurance-Property & Casualty -- 2.9%
       155,000    ACE Ltd.                                             6,577,813
        85,000    Allstate Corp. (The)                                 3,702,812
        54,000    Chubb Corp. (The)                                    4,671,000
        73,000    Everest Re Group, Ltd.                               5,228,625
        49,000    PMI Group, Inc.                                      3,316,687
        90,000    PartnerRe Ltd.                                       5,490,000
        40,000    RenaissanceRe Holdings Ltd.                          3,132,500
        28,000    Safeco Corp.                                           920,500
        90,000    St. Paul Companies, Inc.                             4,888,125
        61,000    XL Capital Ltd.                                      5,329,875
                                                                 ---------------
                                                                      43,257,937
--------------------------------------------------------------------------------
Internet -- 0.2%
        46,000    Macromedia, Inc.*                                    2,794,500
--------------------------------------------------------------------------------
Machinery -- 0.2%
        56,000    Dover Corp.                                          2,271,500
--------------------------------------------------------------------------------
Medical Services -- 4.0%
        36,000    CIGNA Corp.                                          4,762,800
         3,000    Express Scripts, Inc. Class "A"*                       306,750
       111,000    HCA-The Healthcare Company                           4,885,110
       180,000    Health Management Associates, Inc.
                    Class "A"*                                         3,735,000
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2000 (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------

        35,000    Laboratory Corp.of
                    America Holdings*                            $     6,160,000
       100,000    LifePoint Hospitals, Inc.*                           5,012,500
        60,000    Lincare Holdings, Inc.*                              3,423,750
        13,000    Myriad Genetics, Inc.*                               1,075,750
       110,000    Oxford Health Plans, Inc.*                           4,345,000
       120,000    Tenet Healthcare Corp.*                              5,332,500
        63,000    Trigon Healthcare, Inc.*                             4,902,188
        76,000    UnitedHealth Group, Inc.                             4,664,500
        50,000    Universal Health Services, Inc.
                    Class "B"*                                         5,587,500
        45,000    Wellpoint Health Networks, Inc.*                     5,186,250
                                                                 ---------------
                                                                      59,379,598
--------------------------------------------------------------------------------
Medical Supplies -- 3.7%
       214,000    Allergan, Inc.                                      20,717,875
        82,000    Alpharma Inc. Class "A"                              3,597,750
        44,000    AmeriSource Health Corp. Class "A"*                  2,222,000
        90,000    Beckman Coulter, Inc.                                3,774,375
        40,000    Bindley Western Industries, Inc.                     1,662,500
       118,000    Biomet, Inc.                                         4,683,125
        52,000    Johnson & Johnson                                    5,463,250
        40,000    PolyMedica Corp.*                                    1,335,000
        84,000    Stryker Corp.                                        4,249,560
        38,000    Techne Corp.*                                        1,370,375
        84,000    Varian Medical Systems, Inc.*                        5,706,750
                                                                 ---------------
                                                                      54,782,560
--------------------------------------------------------------------------------
Metal Fabricating -- 0.3%
        84,000    Shaw Group Inc.*                                     4,200,000
--------------------------------------------------------------------------------
Natural Gas-Diversified -- 2.2%
        82,000    Dynegy, Inc. Class "A"                               4,597,125
        70,000    El Paso Energy Corp.                                 5,013,750
       282,000    Enron Corp.                                         23,441,250
                                                                 ---------------
                                                                      33,052,125
--------------------------------------------------------------------------------
Newspaper -- 0.2%
        67,000    New York Times Co.(The) Class "A"                    2,684,188
--------------------------------------------------------------------------------
Precision Instrument -- 1.9%
        30,400    Newport Corp.                                        2,389,725
        32,000    PerkinElmer, Inc.                                    3,360,000
       149,000    Thermo Electron Corp.*                               4,432,750
       208,000    Waters Corp.*                                       17,368,000
                                                                 ---------------
                                                                      27,550,475
--------------------------------------------------------------------------------
Publishing -- 0.1%
        26,000    Reader's Digest Association, Inc.
                    Class "A"                                          1,017,250
--------------------------------------------------------------------------------
Recreation -- 0.6%
       222,000    Harley-Davidson, Inc.                                8,824,500
--------------------------------------------------------------------------------
Restaurant -- 0.8%
       145,000    Brinker International, Inc.*                         6,126,250
       131,000    CBRL Group, Inc.                                     2,382,562
        70,000    Cheesecake Factory, Inc. (The)*                      2,686,250
                                                                 ---------------
                                                                      11,195,062
--------------------------------------------------------------------------------
Retail-Special Lines -- 1.6%
        71,000    AnnTaylor Stores Corp.*                              1,770,563
       362,000    Bed Bath & Beyond Inc.*                              8,099,750
       200,750    Dollar Tree Stores, Inc.*                            4,918,375
        12,810    Intimate Brands, Inc. Class "A"                        192,150
        20,000    RadioShack Corp.                                       856,250
       263,600    Tiffany & Co.                                        8,336,350
                                                                 ---------------
                                                                      24,173,438
--------------------------------------------------------------------------------
Retail Store -- 2.0%
       196,000    Kohl's Corp.*                                       11,956,000
       348,000    Wal-Mart Stores, Inc.                               18,487,500
                                                                 ---------------
                                                                      30,443,500
--------------------------------------------------------------------------------
Semiconductor -- 3.3%
        42,000    Analog Devices, Inc.*                                2,149,875
        44,000    Applied Micro Circuits Corp.*                        3,302,062
       134,000    Atmel Corp.*                                         1,557,750
        77,000    Cirrus Logic, Inc.*                                  1,443,750
        29,000    Elantec Semiconductor, Inc.*                           804,750
        23,000    Integrated Device Technology, Inc.*                    761,875
        78,000    International Rectifier Corp.*                       2,340,000
       136,000    Linear Technology Corp.                              6,290,000
        52,000    Maxim Integrated Products, Inc.*                     2,486,250
        56,000    PMC-Sierra, Inc.*                                    4,403,000
       134,000    QLogic Corp.*                                       10,318,000
         8,000    SDL, Inc.*                                           1,185,500
       216,000    Semtech Corp.*                                       4,765,500
       202,500    TranSwitch Corp.*                                    7,922,813
                                                                 ---------------
                                                                      49,731,125
--------------------------------------------------------------------------------
Shoe -- 0.0%
        10,000    Timberland Co. Class "A"*                              668,750
--------------------------------------------------------------------------------
Telecommunications Equipment -- 1.5
       140,000    ADC Telecommunications, Inc.*                        2,537,500
        69,000    L-3 Communications Holdings, Inc.*                   5,313,000
       127,000    Oak Technology, Inc.*                                1,103,312
        68,000    Polycom, Inc.*                                       2,188,750
       170,000    Scientific-Atlanta, Inc.                             5,535,625
        70,000    Tekelec*                                             2,100,000
        74,000    Tellabs, Inc.*                                       4,181,000
                                                                 ---------------
                                                                      22,959,187
--------------------------------------------------------------------------------
Telecommunication Services -- 0.0%
        10,000    DyCom Industries, Inc.*                                359,375
--------------------------------------------------------------------------------
Thrift -- 1.1%
        60,000    BankNorth Group, Inc.                                1,196,250
        50,000    Charter One Financial, Inc.                          1,443,750
       125,000    Dime Bancorp, Inc.                                   3,695,313
        56,000    Golden West Financial Corp.                          3,780,000
        20,000    GreenPoint Financial Corp.                             818,750
        92,000    Washington Mutual, Inc.                              4,881,750
                                                                 ---------------
                                                                      15,815,813
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------

Wireless Networking -- 0.4%
       120,000    RF Micro Devices Inc.*                         $     3,292,500
        48,000    Sawtek Inc.*                                         2,217,000
                                                                 ---------------
                                                                       5,509,500
--------------------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $768,048,722)                              1,051,058,776
--------------------------------------------------------------------------------

Principal
Amount
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 4.5%
--------------------------------------------------------------------------------
  $55,000,000     U.S. Treasury Bonds 7.25%, due 8/15/22              66,298,265
--------------------------------------------------------------------------------
                  Total U.S. Treasury Obligations
                  (Cost $61,368,897)                                  66,298,265
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 8.3%
--------------------------------------------------------------------------------
    16,000,000    Federal National Mortgage Association
                    6.750%, due 8/15/02                               16,277,024
    16,000,000    Federal Home Loan Mortgage Corp.
                    7.000%, due 2/15/03                               16,444,352
    20,000,000    Federal National Mortgage Association
                    5.625%, due 5/14/04                               19,976,240
    17,000,000    Federal Home Loan Mortgage Corp.
                    6.250%, due 7/15/04                               17,302,566
    16,000,000    Federal National Mortgage Association
                    6.500%, due 8/15/04                               16,414,640
     9,000,000    Private Export Funding Corp. Series "J"
                    7.650%, due 5/15/06                                9,767,709
    10,000,000    Federal National Mortgage Association
                    Pool #380188, 6.450% due 4/1/08                   10,043,750
    17,985,666    Federal National Mortgage Association
                    Pool #535645, 6.923%, due 9/1/09                  18,143,028
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
                  (Cost $121,675,069)                                124,369,309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corporate Bonds and Notes -- 0.6%
--------------------------------------------------------------------------------
Chemical - Diversified -- 0.3%
    5,000,000     Goodrich (B.F.) Co. (The) Notes
                    6.45%, due 4/15/08                                 4,705,220
--------------------------------------------------------------------------------
Telecommunication Services-0.3%
     4,000,000    MCI Communications Corp. Sr. Notes
                    6.50%, due 4/15/10                                 3,693,560
--------------------------------------------------------------------------------
                  Total Corporate Bonds & Notes
                  (Cost $8,980,684)                                    8,398,780
--------------------------------------------------------------------------------
                  Total Investment Securities -- 83.9%
                  (Cost $960,073,372)                              1,250,125,130
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-term Investments  -- 15.9%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 3.7%
  $20,000,000     Student Loan Marketing Association
                    Floating Rate Notes, 6.214%,
                    due 2/15/01+                                 $    20,000,000
    10,000,000    Student Loan Marketing Association
                    Floating Rate Notes, 6.264%,
                    due 3/15/01+                                      10,000,000
    15,000,000    Student Loan Marketing Association
                    Floating Rate Notes, 6.384%,
                    due 10/2/01+                                      15,000,000
    10,000,000    Federal National Mortgage Association
                    Floating Rate Notes, 6.414%,
                    due 10/5/01+                                      10,000,000
                                                                 ---------------
                                                                      55,000,000
--------------------------------------------------------------------------------
Repurchase Agreements -- 12.2%
(including accrued interest)
   $61,000,000    Collateralized by $52,430,000
                  U.S. Treasury Bonds 10.375%,
                  due 11/15/09, with a value of
                  $62,086,190 (with Morgan Stanley
                  Dean Witter & Co., 5.75%,
                  dated 12/29/00, due 1/2/01,
                  delivery value $61,038,972)                    $    61,029,229
    61,500,000    Collateralized by $58,152,000
                  U.S. Treasury Bonds 6%,
                  due 2/15/26, with a value of
                  $62,530,782 (wth UBS Warburg LLC,
                  5.60%, dated 12/29/00 due 1/2/01,
                  delivery value $61,538,267)                         61,528,700
    60,000,000    Collateralized by $59,250,000
                  U.S. Treasury Notes 5.875%,
                  due 11/15/04, with a value of
                  $61,191,378 (with State Street Bank
                  and Trust Company, 5.85%, dated
                  12/29/00 due 1/2/01, delivery value
                  $60,039,000)                                        60,029,250
                                                                 ---------------
                                                                     182,587,179
--------------------------------------------------------------------------------

Total Short-Term Securities
(Cost $237,587,179)                                                  237,587,179
--------------------------------------------------------------------------------

Cash And Other Assets
Less Liabilities -- 0.2%                                               2,249,667
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $ 1,489,961,976
--------------------------------------------------------------------------------

Net Asset Value Per
Outstanding Share
  ($1,489,961,976 / 63,070,140
  shares outstanding)                                            $         23.62
                                                                 ===============

* Non-income producing security.

(+) Resets weekly. Rate shown is as of December 31, 2000.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

STATEMENT OF ASSETS
AND LIABILITIES
December 31, 2000

ASSETS
   Investment securities, at value
     (cost $960,073,372)                                        $ 1,250,125,130
   Short-term investments (cost $237,587,179)                       237,587,179
   Cash                                                                  37,749
   Interest and dividends receivable                                  5,398,656
   Receivable for trust shares sold                                   1,236,508
   Receivable for securities sold                                       904,749
   Other                                                                  7,500
                                                                ---------------
     TOTAL ASSETS                                                 1,495,297,471
                                                                ---------------
LIABILITIES:
   Payable for trust shares repurchased                               2,562,656
   Payable for securities purchased                                   1,893,926
   Accrued expenses:
     Advisory fee                                                       631,486
     GIAC administrative service fee                                    220,000
     Other                                                               27,427
                                                                ---------------
       TOTAL LIABILITIES                                              5,335,495
                                                                ---------------
NET ASSETS                                                      $ 1,489,961,976
                                                                ===============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at $0.01 par
     value (authorized unlimited, outstanding
     63,070,140 shares)                                         $       630,701
   Additional paid-in capital                                     1,067,674,587
   Undistributed net investment income                               40,300,454
   Undistributed net realized gain on investments                    91,304,476
   Net unrealized appreciation of investments                       290,051,758
                                                                ---------------
NET ASSETS                                                      $ 1,489,961,976
                                                                ===============
NET ASSET VALUE PER
OUTSTANDING SHARE
   ($1,489,961,976 / 63,070,140
   shares of beneficial interest outstanding)                   $         23.62
                                                                ===============

STATEMENT OF OPERATIONS
Year Ended
December 31, 2000

Investment Income:
   Interest                                                     $    47,173,048
   Dividends (Net of foreign withholding
     tax of $10,531)                                                  2,664,611
                                                                ---------------
     Total Income                                                    49,837,659
                                                                ---------------

Expenses:
   Investment advisory fee                                            8,011,747
   GIAC administrative service fee                                      819,143
   Custodian fees                                                       165,345
   Proxy mailing,tabulation, and other                                   77,881
   Audit and legal fees                                                  47,692
   Insurance and dues                                                    30,077
   Trustees' fees and expenses                                           18,348
   Printing                                                              14,824
   Taxes and other                                                        4,120
                                                                ---------------
     Total Expenses Before Custody Credits                            9,189,177
     Less: Custody Credits                                              (11,498)
                                                                ---------------
     Net Expenses                                                     9,177,679
                                                                ---------------
Net Investment Income                                                40,659,980
                                                                ---------------

Net Realized and Unrealized Gain (Loss)
   On Investments:
   Net realized gain                                                 91,304,476
   Net change in unrealized
   appreciation                                                     (95,985,649)
                                                                ---------------
   Net Realized Gain and Change in
     Unrealized Appreciation (Depreciation)
     on Investments                                                  (4,681,173)
                                                                ---------------
Net Increase in Net Assets from Operations                      $    35,978,807
                                                                ===============

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended December 31, 2000 and December 31, 1999

                                                                     2000              1999
                                                          ---------------   ---------------
Operations:
   Net investment income                                  $    40,659,980   $    31,712,238
   Net realized gain on investments                            91,304,476       310,691,129
   Change in net unrealized appreciation (depreciation)       (95,985,649)      (14,402,998)
                                                          ---------------   ---------------
   Net increase in net assets from operations                  35,978,807       328,000,369
                                                          ---------------   ---------------

Distributions to Shareholder:
   Net investment income                                      (31,995,101)      (15,437,565)
   Net realized gain from investment transactions            (310,414,736)      (79,625,333)
                                                          ---------------   ---------------
   Total distributions                                       (342,409,837)      (95,062,898)
                                                          ---------------   ---------------

Trust Share Transactions:
   Proceeds from sale of shares                                92,815,053       109,656,703
   Proceeds from reinvestment of dividends and
  distributions to shareholder                                342,409,837        95,062,898
   Cost of shares repurchased                                (250,712,683)     (240,059,970)
                                                          ---------------   ---------------
   Net increase (decrease) from trust share transactions      184,512,207       (35,340,369)
                                                          ---------------   ---------------

Total (Decrease) Increase In Net Assets                      (121,918,823)      197,597,102

Net Assets:
   Beginning of year                                        1,611,880,799     1,414,283,697
                                                          ---------------   ---------------
   End of year                                            $ 1,489,961,976   $ 1,611,880,799
                                                          ---------------   ---------------

Undistributed Net Investment Income, at End of Year       $    40,300,454   $    31,635,575
                                                          ---------------   ---------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to acheive its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative bid and asked prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with, the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All dividends or distributions will be payable

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Continued)

in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Amortization

      Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

      The Fund estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not their market value) by approximately $291,073. Additionally, had this principle been in effect during the fiscal year ended December 31, 2000 the Fund estimates that net investment income would have (decreased) by approximately $.005 per share and realized and unrealized gain (loss) per share would have increased by the same amount.

(F) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

----------------------------------------
2 -- Trust Share Transactions, Dividends
     and Distributions
----------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                                      2000              1999
                                                   ----------        ----------
Shares sold                                         3,378,282         4,104,143
Shares issued
in reinvestment of dividends
and distributions                                  13,890,866         3,617,310
                                                   ----------        ----------
                                                   17,269,148         7,721,453
Shares repurchased                                  9,049,628         8,941,008
                                                   ----------        ----------
Net increase/(decrease)                             8,219,520        (1,219,555)
                                                   ==========        ==========
Dividends per share from net
  investment income                                $      .62        $     .285
                                                   ==========        ==========
Distributions per share from
  net realized gains                               $     6.00        $     1.47
                                                   ==========        ==========

--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                       2000
                                                                  --------------
PURCHASES:
 U.S. Treasury and U.S. Government
  Agency Obligations                                              $  397,583,322
 Other Investment Securities                                         801,746,098
                                                                  --------------
                                                                  $1,199,329,420
                                                                  ==============

SALES & MATURITIES:
 U.S. Treasury and U. S. Government
  Agency Obligations                                              $  849,638,648
 Other Investment Securities                                         440,414,327
                                                                  --------------
                                                                  $1,290,052,975
                                                                  ==============

      At December 31, 2000, the aggregate cost of investment securities and short-term securities for federal income tax purposes was $1,197,682,444. The aggregate appreciation and depreciation of investments at December 31, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $339,933,975 and $49,904,110, respectively, resulting in a net appreciation of $290,029,865.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Continued)

---------------------------------------------
4 -- Investment Advisory Contract, Management
     Fees and Transactions with Affiliates
---------------------------------------------

      An advisory fee of $8,011,747 was paid or payable to the Adviser, for the year ended December 31, 2000. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      Certain officers and directors of the Adviser and Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and trustees of the Trust. During the year ended December 31, 2000, the Trust paid brokerage commissions totaling $376,966 to Value Line Securities, Inc., a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the year ended December 31, 2000, the Trust incurred expenses of $819,143 in connection with such services rendered by GIAC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial highlights

Selected data for a share outstanding throughout each year:

                                                                       Years Ended December 31,
                                           ----------------------------------------------------------------------------------
                                              2000             1999             1998             1997             1996
                                           ----------------------------------------------------------------------------------
Net asset value, beginning of year ......  $    29.39       $    25.22       $    22.13       $    21.90       $    20.27
                                           ----------       ----------       ----------       ----------       ----------
   Income from investment operations:
   Net investment income ................         .68              .59              .30              .65              .53
   Net gains on securities (both realized
    and unrealized) .....................         .17             5.34             5.43             2.65             2.56
                                           ----------       ----------       ----------       ----------       ----------
   Total from investment operations .....         .85             5.93             5.73             3.30             3.09
                                           ----------       ----------       ----------       ----------       ----------

   Less distributions:
    Dividends from net investment income         (.62)            (.29)            (.68)            (.55)            (.37)
    Distributions from capital gains ....       (6.00)           (1.47)           (1.96)           (2.52)           (1.09)
                                           ----------       ----------       ----------       ----------       ----------
    Total distributions .................       (6.62)           (1.76)           (2.64)           (3.07)           (1.46)
                                           ----------       ----------       ----------       ----------       ----------
Net asset value, end of year ............  $    23.62       $    29.39       $    25.22       $    22.13       $    21.90
                                           ----------       ----------       ----------       ----------       ----------

Total return** ..........................        1.95%           24.32%           27.45%           15.66%           15.87%
                                           ----------       ----------       ----------       ----------       ----------

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ..  $1,489,962       $1,611,881       $1,414,284       $1,196,589       $1,072,785
Ratio of expenses to average net assets .         .57%(1)          .58%(1)          .58%(1)          .59%(1)          .58%(1)
Ratio of net investment income to average
  net assets ............................        2.54%            2.13%            1.25%            3.08%            2.70%
Portfolio turnover rate .................          88%              70%             106%              58%              71%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Value Line Strategic Asset Management Trust

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 9, 2001

--------------------------------------------------------------------------------


132